Shareholders’ Equity (Deficit) (Details Narrative)										1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 20, 2022 USD ($) $ / shares shares	May 16, 2022 USD ($) $ / shares shares	May 09, 2022 USD ($)	Mar. 17, 2022 USD ($) shares	Jul. 02, 2021 USD ($)	May 17, 2021 $ / shares	May 02, 2021 shares	Apr. 01, 2021 USD ($)	Mar. 17, 2021 USD ($) $ / shares shares	Sep. 24, 2021 USD ($) $ / shares shares	May 17, 2021 USD ($) $ / shares	Jan. 04, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2023 shares	Jan. 31, 2023 shares	Dec. 01, 2022 $ / shares	Sep. 01, 2022 $ / shares	Jul. 01, 2022 shares	Dec. 01, 2021 $ / shares shares	Jul. 13, 2021 shares	Jul. 01, 2021 $ / shares shares	May 01, 2021 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares													100,000,000		100,000,000	100,000,000
Common stock par value | $ / shares													$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares													1,000,000		1,000,000	1,000,000
Preferred stock par value | $ / shares													$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued | shares													34,678,480		32,405,146	28,956,158
Common stock, shares outstanding | shares													34,678,480		32,405,146	28,956,158
Net proceeds from common stock													$ 1,620,000	$ 5,245,000	$ 5,245,000	$ 2,513,000
Warrants exercise price | $ / shares															$ 6.90
Fair value of common shares issued for services, shares | shares													436,250
Share based compensation													$ 1,309,000	1,683,000	$ 1,744,000	$ 115,000
Common stock percentage amount								0.50%							80.00%
Employee benefit plan															$ 7,600,000
Expected term															3 years
Share based compensation expense															$ 1,500,000
Shares of common stock | shares															4,415,000
Intrinsic value | shares													4,610,000		4,415,000
Intrinsic value | shares
Estimated market value | $ / shares													$ 2.01		$ 2.00
Proceeds from warrants															$ 3,591,235
Common shares issued in private offerings													$ 1,620,000	5,245,000		$ 2,513,000
Financing Costs													1,554,000
Proceeds from warrant exercises													$ 1,558,000
Exercise price | $ / shares													$ 2.00		$ 2.00
Senior Convertible Note Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued | shares		518,082
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock price | $ / shares															$ 2.00										$ 2.00
Employee benefit plan															$ 6,800,000
Share based compensation expense															$ 6,100,000
Shares of common stock | shares							83,333						145,000		75,000
Intrinsic value | shares															17,700,000
Intrinsic value | shares															3,500,000
Estimated market value | $ / shares															$ 6.00
Intrinsic value													$ 4,600,000	$ 1,900,000
Exercise price | $ / shares													$ 3.00
Share based compensation													$ 2,000,000.0
Stock or unit option plan expense													$ 4,800,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares													$ 2.00
Minimum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock price | $ / shares													2.00
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares													3.00
Maximum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock price | $ / shares													$ 3.00
2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted shares | shares															1,000,000
2016 Equity Incentive Plan [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares																							1,000,000
2016 Equity Incentive Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares																							7,000,000
2022 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued | shares													0
Employee benefits and share-based compensation													$ 225,000
Common shares issued in private offerings				$ 600,000
Shares issued | shares				200,000
Proceeds from issuance initial public offering				$ 10,000,000
Share based payment options non vested													$ 375,000
Measurement Input, Commodity Market Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price										2.00			4.03		6.00
Measurement Input, Commodity Market Price [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price															2.00
Measurement Input, Commodity Market Price [Member] | 2016 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price															4.67
Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term															7 years
Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price										110			111		107
Measurement Input, Option Volatility [Member] | 2016 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price															115
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price										0			0		0
Measurement Input, Expected Dividend Rate [Member] | 2016 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price															0
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price										0.90			2.51		1.34
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price															0.53
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price															0.66
Measurement Input, Risk Free Interest Rate [Member] | 2016 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price															1.12
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant issued | shares																	62,500	62,500
Proceeds from warrant exercises												$ 114,000
Advisory Board Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee benefit plan					$ 382,000
Share based compensation expense															$ 288,000
Advisory Board Agreement [Member] | Measurement Input, Commodity Market Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price															2.00
Advisory Board Agreement [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term															5 years
Advisory Board Agreement [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price															108
Share based compensation expense															$ 93,000
Advisory Board Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price															0
Advisory Board Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price															0.25
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of common shares issued for services, shares | shares										40,000
Share based compensation										$ 53,000
Sale of stock price | $ / shares										$ 2.00
Other expenses										$ 10,000
Number of shares sales | shares										40,000
Consultants [Member] | Advisory Board Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares																						$ 2.00		$ 2.00
Number of warrant issued | shares																						100,000		100,000
Other expenses					$ 5,000
Consultants [Member] | Advisory Board Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares																			$ 4.00	$ 4.00
Number of warrant issued | shares																					100,000
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share | $ / shares															$ 2.05	$ 2.00
Fair value of common shares issued for services, shares | shares														841,500	851,488	57,500
Share based compensation														$ 1,700,000	$ 1,700,000	$ 115,000
Common shares issued in private offerings													$ 1,300,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense															$ 1,100,000
Chief Executive Officer [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock price | $ / shares															$ 2.00
Shares of common stock | shares															4,000,000
Expire date															Apr. 01, 2031
Chief Executive Officer [Member] | Employement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Salaries and wages			$ 220,000
Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense															$ 269,000
Shares of common stock | shares									16,666
Base salary									$ 200,000
Severance payment									$ 100,000
Chief Financial Officer [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock price | $ / shares						$ 2.00			$ 2.00		$ 2.00
Employee benefit plan											$ 462,000
Shares of common stock | shares									300,000
Expire date						May 17, 2026
Chief Financial Officer [Member] | Measurement Input, Commodity Market Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price									2.00
Chief Financial Officer [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term						5 years
Chief Financial Officer [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price									106
Chief Financial Officer [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price									0
Chief Financial Officer [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price									0.83
Officer [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee benefit plan													$ 449,000		$ 310,000
Weighted average expiration period															6 years 8 months 1 day
Mr. Handys [Member] | Employement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Severance payment			100,000
Share based compensation arrangement by share based payment award options grants			$ 220,000
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds from common stock															$ 5,200,000	$ 2,500,000
Number of share issued | shares													540,002	2,597,500	2,597,500	1,269,250
Shares issued price per share | $ / shares													$ 3.00	$ 2.00	$ 2.00
Warrants exercise price | $ / shares													$ 4.00	$ 3.00	$ 3.00
Expiration date															Dec. 31, 2022
Proceeds from warrants													$ 1,600,000
Common stock warrant share | shares													270,001
Proceeds from issuance of private placement													$ 1,600,000	$ 5,200,000
Warrant expires date													Dec. 31, 2023	Dec. 31, 2022
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares															$ 3.00
Share price | $ / shares															$ 3.00
Proceeds from issuance initial public offering								$ 5,000,000
Employee Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense															$ 61,000
Employee benefits and share-based compensation															$ 17,000
Series A Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares desginated | shares															1
Preferred stock, shares issued | shares															1
Preferred stock, shares outstanding | shares															1
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares													$ 2.00
Number of warrant issued | shares													779,000		5,299,985
Weighted-average remaining contractual life															2 years 21 days
Outstanding intrinsic value															$ 8,200,000
Exercisable intrinsic value															$ 7,900,000
Estimated market value | $ / shares															$ 6.00
Sale of stock price | $ / shares															2.00
Common shares purchased | $ / shares															$ 3.00
Warrants to purchase, shares | shares															1,308,750	634,625
Exercise price | $ / shares															$ 3.00
Warrants purchase | shares															3,591,235
Common stock percentage amount															80.00%
Proceeds from warrant exercises													$ 1,600,000
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Intrinsic value													$ 200,000
Exercise price | $ / shares													$ 3.00
Warrant [Member] | Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares													$ 2.00
Warrant [Member] | Measurement Input, Commodity Market Price [Member] | Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price													3.00
Warrant [Member] | Measurement Input, Option Volatility [Member] | Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price													108
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member] | Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price													0
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price													2.81
Warrant [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares												$ 2.00
Intrinsic value | shares												56,750
Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of warrants exercisable															115.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued | shares													540,002	2,597,500		1,269,250
Warrants exercise price | $ / shares													$ 2.00
Fair value of common shares issued for services, shares | shares													436,250	841,500	851,488	57,500
Share based compensation
Intrinsic value | shares													779,000
Common shares issued in private offerings
Common Stock [Member] | Senior Convertible Note Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued | shares		203,503
Common shares issued in private offerings		$ 611,000											1,600,000
Share price | $ / shares		$ 3.00
Financing Costs													$ 1,600,000
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Intrinsic value | shares												56,750
Common Stock [Member] | Subsequent Event [Member] | Senior Convertible Note Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share issued | shares	314,579
Common shares issued in private offerings	$ 943,000
Share price | $ / shares	$ 3.00
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares													$ 2.00
Common stock warrant share | shares													779,000
Deferred Compensation, Share-Based Payments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation													$ 80,000
Share based payment options non vested													$ 13,000